Additional Notes - Summary of Future Minimum Payments Under Non-terminable Operating Leases, Insurance Contracts and Other Services (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	€ 24,107
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	4,512
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	11,091
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	8,504
Rent and leasing [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	22,530
Rent and leasing [member] | Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	2,935
Rent and leasing [member] | Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	11,091
Rent and leasing [member] | Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	8,504
Other operating lease [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	1,577
Other operating lease [member] | Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	1,577
Other operating lease [member] | Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	0
Other operating lease [member] | Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under Noncancellable operating lease	€ 0